Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Stock Based Compensation

NOTE 15 STOCK-BASED COMPENSATION

U.S. Cellular has established the following stock-based compensation plans: a long-term incentive plan and a Non-Employee Director compensation plan, and had an employee stock purchase plan that was terminated in the fourth quarter of 2011. In addition, U.S. Cellular employees were eligible to participate in the TDS employee stock purchase plan before that plan also was terminated in the fourth quarter of 2011.

Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2012, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

At December 31, 2012, U.S. Cellular had reserved 5,662,000 Common Shares for equity awards granted and to be granted under the 2005 Long-Term Incentive Plan. No Common Shares were reserved for issuance to employees under any employee stock purchase plan since this plan was terminated in the fourth quarter of 2011.

U.S. Cellular also has established a Non-Employee Director compensation plan under which it has reserved 25,000 Common Shares at December 31, 2012 for issuance as compensation to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2012 expire between 2013 and 2022. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular estimated the fair value of stock options granted during 2012, 2011, and 2010 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2012	2011	2010
Expected life	4.5 years	4.3 years	0.9-8.0 years
Expected volatility	40.7%-42.6%	43.4%-44.8%	26.9%-43.9%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.5%-0.9%	0.7%-2.0%	0.4%-3.1%
Estimated annual forfeiture rate	0.0%-9.1%	0.0%-7.8%	0.0%-8.4%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during the three years ended December 31, 2012, is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (in years)

Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	$50.10
(1,321,000 exercisable)		$53.68
Granted	580,000	40.70	$14.71
Exercised	(41,000)	34.27		$205,000
Forfeited	(97,000)	44.81
Expired	(116,000)	52.92
Outstanding at December 31, 2012	2,763,000	$48.43		$513,000	6.60
(1,657,000 exercisable)		$51.20		$513,000	5.30

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular's closing stock price and the exercise price multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2012.

Long-Term Incentive Plan—Restricted Stock Units—U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees.

U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2012 and changes during the year then ended is presented in the table below:

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	845,000	$42.48
Granted	468,000	39.75
Vested	(225,000)	32.96
Forfeited	(75,000)	43.74
Nonvested at December 31, 2012	1,013,000	$43.24

The total fair value of restricted stock units that vested during 2012, 2011 and 2010 was $8.9 million, $9.5 million and $4.7 million, respectively, as of the respective vesting dates. The weighted average grant date fair value of restricted stock units granted in 2012, 2011 and 2010 was $39.75, $49.35 and $42.21, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular's matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.

The total fair value of deferred compensation stock units that vested was less than $0.1 million during 2012 and 2011. The fair value of units vested during 2010 was $0.4 million. The weighted average grant date fair value of deferred compensation stock units granted in 2012, 2011 and 2010 was $42.37, $48.72 and $40.76, respectively. As of December 31, 2012, there were 7,000 vested but unissued deferred compensation stock units valued at $0.2 million.

Employee Stock Purchase Plan—The U.S. Cellular 2009 Employee Stock Purchase Plan was terminated in the fourth quarter of 2011.

Compensation of Non-Employee Directors—U.S. Cellular issued 7,600, 6,600 and 9,000 Common Shares in 2012, 2011 and 2010, respectively, under its Non-Employee Director compensation plan.

Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense recognized during 2012, 2011 and 2010:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Stock option awards	$8,471	$9,549	$7,179
Restricted stock unit awards	12,300	10,037	10,056
Deferred compensation bonus and matching stock unit awards	240	12	165
Awards under employee stock purchase plan	-	255	314
Awards under Non-Employee Director compensation plan	455	330	330
Total stock-based compensation, before income taxes	21,466	20,183	18,044
Income tax benefit	(8,121)	(7,581)	(6,812)
Total stock-based compensation expense, net of income taxes	$13,345	$12,602	$11,232

The following table provides a summary of the stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2012	2011	2010
(Dollars in thousands)
Selling, general and administrative expense	$18,437	$17,538	$16,009
System operations	3,029	2,645	2,035
Total stock-based compensation expense	$21,466	$20,183	$18,044

At December 31, 2012, unrecognized compensation cost for all U.S. Cellular stock-based compensation awards was $24.6 million and is expected to be recognized over a weighted average period of 1.8 years.

U.S. Cellular's tax benefits realized from the exercise of stock options and other awards totaled $3.6 million in 2012.